SUMMARY OF CHANGE IN FAIR VALUE OF DERIVATIVE WARRANT LIABILITIES (Details) - USD ($)	3 Months Ended						5 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		$ 446,420			$ 1,616,000
Initial fair value at issuance						3,521,870		3,521,870
Change in fair value	$ (220,180)	58,580	$ 42,420	$ (353,500)	(858,500)	(1,905,870)		(3,075,450)
Derivative warrant liabilities			446,420			1,616,000		446,420
Derivative warrant liabilities	505,000	446,420	404,000	757,500
Derivative warrant liabilities	284,820	505,000	446,420	404,000	757,500			446,420
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities
Initial fair value at issuance						3,521,870		3,521,870
Change in fair value
Derivative warrant liabilities
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | Tranche One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value						(1,905,870)		(1,905,870)
Transfer of private placement warrants to level 2 measurement						(1,616,000)		(1,616,000)
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | Tranche Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer of private placement warrants to level 2 measurement
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities
Initial fair value at issuance						2,258,677		2,258,677
Change in fair value	(71,000)	20,000	14,000	(118,000)	(280,952)	(1,730,725)		(2,115,677)
Derivative warrant liabilities
Derivative warrant liabilities	163,000	143,000	129,000	247,000	527,952
Derivative warrant liabilities	92,000	163,000	143,000	129,000	247,000	527,952		143,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities			129,000	247,000	527,952
Initial fair value at issuance						2,258,677		2,258,677
Change in fair value			14,000	(118,000)	(280,952)
Derivative warrant liabilities				129,000	247,000	527,952
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | Tranche One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value						(1,730,725)		(2,115,677)
Transfer of private placement warrants to level 2 measurement
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | Tranche Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer of private placement warrants to level 2 measurement			(143,000)					(143,000)
Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities			129,000	247,000	527,952
Initial fair value at issuance						5,780,547		5,780,547
Change in fair value			14,000	(118,000)	(280,952)
Derivative warrant liabilities				129,000	247,000	527,952
Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Tranche One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value						(3,636,595)		(4,021,547)
Transfer of private placement warrants to level 2 measurement						(1,616,000)		(1,616,000)
Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Tranche Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer of private placement warrants to level 2 measurement			(143,000)					(143,000)
Derivative Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities
Initial fair value at issuance						5,780,547		5,780,547
Change in fair value	(291,180)	78,580	56,420	(471,500)	(1,139,452)	(3,636,595)		(5,191,127)
Derivative warrant liabilities
Derivative warrant liabilities	668,000	589,420	533,000	1,004,500	2,143,952
Derivative warrant liabilities	$ 376,820	$ 668,000	$ 589,420	$ 533,000	$ 1,004,500	$ 2,143,952		$ 589,420